Deposits (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Time Deposits [Line Items]
Total time deposits	$ 139,865	$ 192,267
Time deposits in excess of $250,000	29,675	57,489
Time Deposits, Fiscal Year Maturity [Abstract]
2025	126,470
2026	5,919
2027	3,554
2028	3,005
2029	614
Thereafter	303
Total	$ 139,865	$ 192,267